Income Taxes (Components of Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	$ 3
State	(2)
Total deferred	1	$ 0	$ 0
Provision for income tax	$ 1	$ 1	$ 1